Investments in subsidiaries and associates	12 Months Ended
Sep. 30, 2024
Investments in subsidiaries and associates
Investments in subsidiaries and associates

GROUP STRUCTURE

Note 29. Investments in subsidiaries and associates

Accounting policy

Subsidiaries

Westpac’s subsidiaries are entities which it controls and consolidates as it is exposed to, or has rights to, variable returns from the entity, and can affect those returns through its power over the entity.

When Westpac ceases to control a subsidiary, any retained interest in the entity is remeasured to fair value, with any resulting gain or loss recognised in the income statement.
Changes in Westpac’s ownership interest in a subsidiary which do not result in a loss of control are accounted for as transactions with equity holders in their capacity as equity holders.
In the Parent Entity’s financial statements, investments in subsidiaries are initially recorded at cost and are subsequently held at the lower of cost and recoverable amount.
All transactions between Westpac entities are eliminated on consolidation.
Associates

Associates are entities in which Westpac has significant influence, but not control, over the operating and financial policies. Westpac accounts for associates using the equity method. The investments are initially recognised at cost (except where recognised at fair value due to a loss of control of a subsidiary), and increased (or decreased) each year by Westpac’s share of the associate’s profit (or loss). Dividends received from the associate reduce the investment in the associate.

Overseas companies predominantly carry on business in the country of incorporation. For unincorporated entities, ‘Country of incorporation’ refers to the country where business is carried on. The financial years of all controlled entities are the same as that of Westpac unless otherwise stated. From time to time, Westpac consolidates a number of unit trusts where Westpac has variable returns from its involvement with the trusts, and has the ability to affect those returns through its power over the trusts. These unit trusts are excluded from the table.

A complete list of controlled entities can be found in the Consolidated Entity Disclosure Statement. The following table includes the material controlled entities of Westpac as at 30 September 2024.

	Country		Country
Name	of incorporation	Name	of incorporation
Westpac Financial Services Group Pty Limited	Australia	Westpac Equity Holdings Pty Limited	Australia
BT Portfolio Services Limited	Australia	Westpac Overseas Holdings No. 2 Pty Limited	Australia
Capital Finance Australia Limited	Australia	Westpac Securitisation Holdings Pty Limited	Australia
Crusade trust No.2P of 2008	Australia	Westpac New Zealand Group Limited	New Zealand
Series 2008-1M WST Trust	Australia	Westpac New Zealand Limited	New Zealand
Series 2022-1P WST Trust	Australia	Westpac NZ Covered Bond Limited[a]	New Zealand
Series 2024-1 WST Trust	Australia	Westpac NZ Securitisation Limited[a]	New Zealand
Westpac Term PIE Fund	New Zealand	Westpac Securities NZ Limited	New Zealand
Westpac Covered Bond Trust	Australia	Westpac Bank - PNG - Limited	Papua New Guinea

a.	The Group indirectly owns 19% of these entities, however, due to contractual and structural arrangements both these entities are considered to be controlled entities within the Group.

The following controlled entities have been granted relief from compliance with the balance date synchronisation provisions in the Corporations Act 2001: Westpac Cash PIE Fund; Westpac Notice Saver PIE Fund; and Westpac Term PIE Fund.

The following material controlled entities are not wholly owned:

Percentage Owned	2024	2023
Westpac Bank - PNG - Limited[a]	89.9%	89.9%
Westpac NZ Covered Bond Limited	19.0%	19.0%
Westpac NZ Securitisation Limited	19.0%	19.0%

a.	In September 2024, Westpac acquired an additional 8.74%. As at the reporting date, the registration of the share transfer in PNG was still pending. Once this is completed, Westpac’s shareholding will increase to 98.65%.

Note 29. Investments in subsidiaries and associates (Continued)

Non-controlling interests

Details of the balance of NCIs are set out in Note 26. There are no NCIs that are material to Westpac.

Significant restrictions

There were no significant restrictions on the ability to transfer cash or other assets, pay dividends or other capital distributions, provide or repay loans and advances between the entities within Westpac. There were also no significant restrictions on Westpac’s ability to access or use the assets and settle the liabilities of Westpac resulting from protective rights of NCIs.

Associates

There are no associates that are material to Westpac.

Changes in ownership of subsidiaries or other businesses

Businesses acquisitions

During the year ended 30 September:

2024 - Westpac acquired:

●	8.74% of the non-controlling interest in Westpac Bank - PNG - Limited on 11 September 2024, which will raise Westpac’s interest to 98.65%; and
●	The business of HealthPoint Claims Pty Ltd on 6 April 2024.

2023 - no businesses were acquired.

2022 - Westpac acquired a 100% interest in MoneyBrilliant Pty Ltd on 13 December 2021.

Businesses disposals

During the year ended 30 September:

2024 - no businesses were sold.

2023 - Westpac sold its interest in Advance Asset Management Limited on 31 March 2023.

2022 - Westpac sold its interest in the following businesses:

●	Westpac Life-NZ- Limited (sold on 28 February 2022);
●	Westpac Motor Vehicle Dealer Finance and Novated Leasing business (sold on 24 March 2022); and
●	Westpac Life Insurance Services Limited (sold on 1 August 2022).